                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31, 2001

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):         [  ]  is a restatement.
                                              [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      EQUITRUST INVESTMENT MANAGEMENT SERVICES, INC.
Address:   5400 UNIVERSITY AVENUE     WEST DES MOINES     IOWA     50266-5997

Form 13F File Number:      28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DENNIS M. MARKER
Title:  VICE PRESIDENT - INVESTMENT ADMINISTRATION
Phone:  (515) 225-5522

Signature, Place and Date of Signing:

  /s/ Dennis M. Marker        West Des Moines, Ia         February 12, 2002
----------------------        -------------------         -----------------
Signature                     City, State                 Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:            NONE

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  202
Form 13F Information Table Value Total:  $494,968

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                       FORM 13F

------------------------------------------------------------------------------------------------------------------------
           COLUMN 1                  COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5     COLUMN 6    COLUMN 7    COLUMN 8
                                       TITLE                   VALUE                     INV'T       OTHER       VOTING
        NAME OF ISSUER               OF CLASS     CUSIP       (X$1000)      SHARES       DISN         MGRS        AUTH
------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                          COM         002824100       1,146        20,550      Sole                    Sole
ABITIBI-CONSOLIDATED INC             COM         003924107       3,498       477,900      Sole                    Sole
ACCLAIM ENTERTAINMENT INC            DEB CONV    004325AA4       2,400     2,400,000      Sole                    Sole
ACUITY BRANDS INC                    COM         00508Y102       1,460       120,650      Sole                    Sole
ADAPTEC INC                          COM         00651f108       1,671       115,210      Sole                    Sole
ADC TELECOMMUNICATIONS               COM         000886101         770       167,300      Sole                    Sole
AFFYMETRIX INC                       COM         00826T108         378        10,000      Sole                    Sole
AGILENT TECHNOLOGIES                 COM         00846u101         953        33,426      Sole                    Sol
ALCOA INC                            COM         013817101       4,176       117,455      Sole                    Sole
ALLSTATE CORP                        COM         020002101       2,781        82,525      Sole                    Sole
ALLSTATE CORP 7.125% PFD             PFD         020002200         485        19,234      Sole                    Sole
AMERICAN CENTURY TRGT MAT 2020       MF          081880700         444        11,737      Sole                    Sole
AMERICAN EXPRESS COMPANY             COM         025816109       3,166        88,719      Sole                    Sole
AMERICAN HOME PRODUCTS               COM         026609107       1,232        20,075      Sole                    Sole
AMERICAN INT'L GROUP INC             COM         026874107       5,471        68,901      Sole                    Sole
AMERICAN WTR WKS INC                 COM         030411102         280         6,700      Sole                    Sole
ANHEUSER-BUSCH COS                   COM         035229103         398         8,800      Sole                    Sole
AOL TIME WARNER                      COM         00184A105       2,283        71,121      Sole                    Sole
ASSOCIATED BANC CORP                 COM         045487105       1,750        49,600      Sole                    Sole
AT&T CORP                            COM         001957109       2,403       132,478      Sole                    Sole
AT&T WIRELESS GROUP                  COM         00209a106         614        42,738      Sole                    Sole
ATMOS ENERGY CORP                    COM         049560105       2,775       130,600      Sole                    Sole
AVALONBAY CMNTYS INC                 COM         053484101         336         7,100      Sole                    Sole
AVAYA INC                            COM         053499109         184        15,114      Sole                    Sole
BANK OF AMERICA                      COM         060505104       3,782        60,087      Sole                    Sole
BANK OF AMERICA CORP.                COM         06605F102         371         5,900      Sole                    Sole
BANK OF NEW YORK CO INC              COM         064057102         412        10,100      Sole                    Sole
BARRICK GOLD CORP                    COM         067901108       2,217       139,025      Sole                    Sole
BATTLE MOUNTAIN GOLD CO              DEB CONV    071593AA5       9,819    10,390,000      Sole                    Sole
BAXTER INTL                          COM         071813109         429         8,000      Sole                    Sole
BECTON DICKINSON & CO                COM         075887109       3,600       108,600      Sole                    Sole
BELO A.H. CORP   SERIES A            COM         080555105       2,903       154,850      Sole                    Sole
BLACK HILLS CORP                     COM         092113109       1,189        35,150      Sole                    Sole
BLACKROCK PROVIDENT T-FUND           MF          743884$M0      23,223    23,223,093      Sole                    Sole
BLACKROCK PROVIDENT T-FUND           MF          743884$C0      39,261    39,260,974      Sole                    Sole
BOEING CO                            COM         097023105       2,077        53,556      Sole                    Sole
BRINSON ENHANCED S&P 500 FUND        MF          10970W104         415        53,393      Sole                    Sole

BRISTOL MYERS SQUIBB                 COM         110122108       6,048       118,589      Sole                    Sole
BURLINGTON RESOURCES INC             COM         122014103       1,126        30,000      Sole                    Sole
CAMECO CORP                          PFD         13321L306       1,476        60,000      Sole                    Sole
CARNIVAL CORP                        COM         143658102         213         7,600      Sole                    Sole
CASEYS GEN STORES                    COM         147528103       1,965       131,875      Sole                    Sole
CATERPILLAR INC                      COM         149123101       2,815        53,879      Sole                    Sole
CENTURYTEL INC.                      COM         156700106       2,463        75,100      Sole                    Sole
CHASE CAPITAL V                      PFD         161479209         452        18,000      Sole                    Sole
CHEVRONTEXACO CORP                   COM         166764100       1,701        18,987      Sole                    Sole
CISCO SYSTEMS INC                    COM         17275R102       1,954       107,906      Sole                    Sole
CITIGROUP INC                        PFD         172967648       3,631        70,000      Sole                    Sole
CITIGROUP INC                        COM         172967101       3,900        77,258      Sole                    Sole
COCA-COLA COMPANY                    COM         191216100       2,183        46,300      Sole                    Sole
COMMUNITY BANK SYSTEMS INC.          COM         203607106       1,079        41,200      Sole                    Sole
COMPUTER ASSOCIATES INTL INC         COM         204912109       1,690        49,000      Sole                    Sole
COMPUWARE CORP                       COM         205638109         937        79,500      Sole                    Sole
CONAGRA FOODS INC                    COM         205887102       5,122       215,500      Sole                    Sole
CONOCO INC                           COM         208251504       4,578       161,750      Sole                    Sole
COOPER INDUSTRIES INC                COM         216669101       1,240        35,500      Sole                    Sole
DEAN FOODS CO                        COM         242370104       1,849        27,109      Sole                    Sole
DELL COMPUTER CORP                   COM         247025109       1,519        55,895      Sole                    Sole
DISNEY (WALT) COMPANY                COM         254687106       1,729        83,464      Sole                    Sole
DU PONT E I DE NEMOURS               COM         263534109       2,469        58,090      Sole                    Sole
EASTMAN KODAK CO                     COM         277461109         965        32,789      Sole                    Sole
ECI TELECOM LTD                      COM         268258100         161        30,000      Sole                    Sole
EMC CORP                             COM         268648102       1,622       120,701      Sole                    Sole
ENRON CAPITAL 8.0% SER C PFD         PFD         P37307108          43        90,500      Sole                    Sole
EQUITRUST MONEY MARKET FUND          MF          294938105       1,210     1,210,264      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937859       1,045        27,196      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937875         854        70,373      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937404         705        75,129      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937800         973        94,967      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937883         893        95,057      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937107       1,041       102,078      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937701       1,583       154,703      Sole                    Sole
EQUITRUST SERIES FUND, INC           MF          294937867         500       500,000      Sole                    Sole

EQUITRUST SERIES FUND, INC           MF          294937206       1,911     1,910,602      Sole                    Sole
EQUITY OFFICE PROPERTIES TR          COM         294741103         361        12,000      Sole                    Sole
EQUITY RESIDENTIAL PROPS TR          COM         29476L107         431        15,000      Sole                    Sole
EXXON MOBIL CORPORATION              COM         30231G102       5,889       149,846      Sole                    Sole
FED HOME LOAN MTG CORP               COM         313400301       1,674        25,600      Sole                    Sole
FEDERAL NATL MORTGAGE ASSOC          COM         313586109         898        11,300      Sole                    Sole
FEDERATED DEPARTMENT STORES          COM         31410H101       1,817        44,425      Sole                    Sole
FLEETBOSTON FINANCIAL CORP           COM         339030108       2,478        67,900      Sole                    Sole
FLEETWOOD CAPITAL TRUST              PFD CONV    339072407         494        25,000      Sole                    Sole
FLEETWOOD CAPITAL TRUST              DEB CONV    339072$99         691     1,750,000      Sole                    Sole
FORD MOTOR CO                        COM         345370860       1,562        99,358      Sole                    Sole
FRANCO NEVADA MINING CORP            COM         351860101         254        10,800      Sole                    Sole
GENERAL ELECTRIC COMPANY             COM         369604103       4,350       108,530      Sole                    Sole
GENERAL MILLS INC                    COM         370334104         426         8,200      Sole                    Sole
GENERAL MOTORS CORPORATION           COM         370442105       1,914        39,374      Sole                    Sole
GLAMIS GOLD LTD                      COM         376775102       2,527       700,000      Sole                    Sole
HARBOR CAPITAL APPRECIATION          MF          411511504       1,789        61,213      Sole                    Sole
HEWLETT-PACKARD CO.                  COM         428236103       1,808        88,007      Sole                    Sole
HIGHWOODS PROPERTIES INC             COM         431284108       2,522        97,175      Sole                    Sole
HOME DEPOT INC                       COM         437076102       2,275        44,594      Sole                    Sole
HONEYWELL INTERNATIONAL INC          COM         438516106       4,741       140,193      Sole                    Sole
HOWELL CORP                          PFD CONV    443051206       2,075        50,000      Sole                    Sole
INGERSOLL-RAND CO.                   COM         456866102       2,308        55,200      Sole                    Sole
INNKEEPERS USE TRUST                 COM         4576J0104         283        28,900      Sole                    Sole
INTEL CORP                           COM         458140100       3,775       120,020      Sole                    Sole
INTERNATIONAL PAPER COMPANY          COM         460146103       1,973        48,904      Sole                    Sole
INT'L BUSINESS MACHINES CORP         COM         459200101       6,060        50,102      Sole                    Sole
ITT INDUSTRIES INC                   COM         450911102       4,684        92,750      Sole                    Sole
JANUS GROWTH & INCOME FUND           MF          471023200       1,795        59,883      Sole                    Sole
JDS UNIPHASE CORP                    COM         46612J101         332        38,000      Sole                    Sole
JOHNSON & JOHNSON                    COM         478160104       6,612       111,876      Sole                    Sole
JP MORGAN CHASE & CO                 COM         46625H100       2,738        75,313      Sole                    Sole
LACLEDE GROUP INC                    COM         505597104       3,279       137,200      Sole                    Sole
LILLY (ELI) & CO                     COM         532457108       2,078        26,455      Sole                    Sole
LUCENT TECHNOLOGIES INC              COM         549463107         503        79,907      Sole                    Sole
MAIL-WELL INC                        COM         560321200         927       226,200      Sole                    Sole

MAIL-WELL INC  5.000% Due 11-1-02    DEB CONV    560321AD3       7,315     7,819,000      Sole                    Sole
MBIA INC                             COM         55262C100       3,644        67,949      Sole                    Sole
MCDONALD'S CORP                      COM         580135101       2,295        86,691      Sole                    Sole
MCLEODUSA INC                        COM         582266102          42       113,650      Sole                    Sole
MERCK & CO INC                       COM         589331107       6,171       104,943      Sole                    Sole
MERIDIAN GROWTH FUND INC             MF          589619105       1,521        52,822      Sole                    Sole
MICROSOFT CORP                       COM         594918104       5,046        76,149      Sole                    Sole
MIDAMERICAN ENERGY CO                PFD         595620204       1,184        11,334      Sole                    Sole
MINNESOTA MINING & MFG COMPANY       COM         604059105       3,155        26,688      Sole                    Sole
MONY GROUP INC                       COM         615337102       1,217        35,200      Sole                    Sole
MOTOROLA INC                         COM         620076109         771        51,344      Sole                    Sole
NASDAQ-100 SHARES                    MF          631100104       1,595        40,800      Sole                    Sole
NATIONAL SERVICE INDUSTRIES          COM         637657107         244       120,650      Sole                    Sole
NATIONAL WESTMINSTER BANK            PFD         638539AG1       5,339     5,000,000      Sole                    Sole
NB CAPITAL CORP 8.35% SER A PF       PFD         62874N607         247         9,500      Sole                    Sole
NEW PLAN EXCEL REALTY TRUST          PFD         648053700       7,720       160,000      Sole                    Sole
NEXEN INC                            PFD         65334H409       2,530       100,000      Sole                    Sole
NISOURCE INC.                        COM         65473p105         942        40,850      Sole                    Sole
NOKIA CORP                           COM         654902204       1,295        52,800      Sole                    Sole
NORTEL NETWORKS CORP                 COM         656568102         194        26,000      Sole                    Sole
NORTHERN INSTL GOVT MONEY MKT        MF          665278404         214       214,492      Sole                    Sole
NORTHWEST NATURAL GAS CO             COM         667655104       3,698       145,000      Sole                    Sole
NORTHWEST PIPE COMPANY               COM         667746101       2,199       134,500      Sole                    Sole
OCCIDENTAL PETROLEUM CORP            COM         674599105       1,991        75,050      Sole                    Sole
OCEAN ENERGY INC.                    COM         67481E106       1,916        99,800      Sole                    Sole
OFFSHORE LOGISTICS                   COM         676255102       2,904       163,500      Sole                    Sole
OGDEN CORPORATION                    DEB CONV    U67634AA0       8,550     9,500,000      Sole                    Sole
ORACLE CORPORATION                   COM         68389X105       1,478       107,033      Sole                    Sole
PALL CORP                            COM         696429307       3,850       160,000      Sole                    Sole
PENN TRAFFIC CO                      COM         707832200         192        36,244      Sole                    Sole
PEPSICO INC                          COM         713448108       3,897        80,045      Sole                    Sole
PERKINELMER INC                      COM         714046109         872        24,900      Sole                    Sole
PETROLEUM HELICOPTERS                COM         716604202       4,319       219,800      Sole                    Sole
PFIZER INC                           COM         717081103       3,076        77,185      Sole                    Sole
PHARMACIA CORP                       COM         71713u102       3,065        71,872      Sole                    Sole
PHILIP MORRIS COS INC                COM         718154107       8,937       194,923      Sole                    Sole

PHILLIPS PETE CO                     COM         718507106       2,720        45,135      Sole                    Sole
PORTLAND GENERAL ELECTRIC            PFD         736508862         350         3,500      Sole                    Sole
PRESTON CORP                         DEB CONV    741130AA6         249       306,000      Sole                    Sole
PRIVATE BANCORP INC                  COM         742962103         982        50,000      Sole                    Sole
PROCTER & GAMBLE CO                  COM         742718109       2,784        35,179      Sole                    Sole
PUGET ENERGY INC                     COM         745310102       4,367       199,500      Sole                    Sole
RECKSON ASSOC REALTY CORP            COM         75621K304         638        25,000      Sole                    Sole
RECKSON ASSOC REALTY CORP            COM         75621k106       1,802        77,125      Sole                    Sole
REGIONS TREASURY MONEY MARKET        MF          75913Q886          23        22,514      Sole                    Sole
ROXIO INC                            COM         780008108         314        18,991      Sole                    Sole
SAN DIEGO GAS & ELECTRIC             PFD         797440831         994        40,000      Sole                    Sole
SARA LEE CORP                        COM         803111103       2,223       100,000      Sole                    Sole
SAVOY PICTURES                       DEB CONV    805375AA0         995     1,000,000      Sole                    Sole
SBC COMMUNICATIONS INC               COM         78387G103       2,949        75,296      Sole                    Sole
SCHERING-PLOUGH CORP                 COM         806605101       2,903        81,060      Sole                    Sole
SCREAMINGMEDIA INC                   COM         810883108         237       126,496      Sole                    Sole
SENSIENT TECHNOLOGIES CORP           COM         81725t100       2,311       111,048      Sole                    Sole
7-ELEVEN INC                         COM         817826209       3,087       263,600      Sole                    Sole
SG PREFERRED CAPITAL II              PFD         784210304       3,035         3,000      Sole                    Sole
SHAW GROUP INC                       DEB CONV    820280AC9       4,568     9,000,000      Sole                    Sole
SIMON PROPERTY GROUP INC             COM         828806109         241         8,200      Sole                    Sole
SOLECTRON CORP                       COM         834182107         535        47,400      Sole                    Sole
SPX CORP                             COM         784635104       5,177        37,815      Sole                    Sole
STANDARD & POORS 500                 COM         78462F103       1,715        15,000      Sole                    Sole
STARWOOD HOTELS & RESORTS            COM         85590A203       1,493        50,000      Sole                    Sole
SUIZA CAPITAL TRUST II               PFD CONV    86507G408         975        19,800      Sole                    Sole
SUN MICROSYSTEMS INC                 COM         866810104         667        54,030      Sole                    Sole
SUPERVALU INC                        COM         868536103         977        44,180      Sole                    Sole
SYMANTEC CORP                        COM         871503108       1,041        15,700      Sole                    Sole
TARGET CORP                          COM         87612E106         636        15,500      Sole                    Sole
TAYLOR CAPITAL GROUP INC             PFD         876851205       2,530       206,000      Sole                    Sole
TECK COMINCO LIMITED                 DEB CONV    878742AB1      12,222    14,950,000      Sole                    Sole
TEXAS INSTRUMENT                     COM         882508104       1,028        36,705      Sole                    Sole
U S BANCORP                          COM         902973304       3,753       179,297      Sole                    Sole
UNITED FIRE & CASUALTY CO            COM         910331107         916        32,000      Sole                    Sole
UNITED PARCEL SERVICE - CL B         COM         911312106         845        15,500      Sole                    Sole

UNITED TECHNOLOGIES CORP.            COM         913017109       3,807        58,898      Sole                    Sole
US BANCORP                           COM         902973106         375        17,919      Sole                    Sole
USX - MARATHON GROUP                 COM         902905827       2,415        80,500      Sole                    Sole
VANGUARD EMERGING MKT                MF          922042304         536        64,032      Sole                    Sole
VANGUARD EXPLORER FUND               MF          921926200       1,492        26,646      Sole                    Sole
VANGUARD TOTAL INT'L INDEX           MF          921909602       1,026       110,519      Sole                    Sole
VERITAS DGC INC                      COM         92343P107       1,264        68,300      Sole                    Sole
VERIZON COMMUNICATIONS               COM         92343V104       3,290        69,330      Sole                    Sole
VIACOM INC-CL B                      COM         925524308       3,633        82,294      Sole                    Sole
VIRGINIA ELEC & PWR 6.7% SER A       PFD         927804591       4,304       168,800      Sole                    Sole
VISTEON CORP                         COM         92839U107         226        15,000      Sole                    Sole
WACHOVIA CORP                        COM         929903102       1,243        39,634      Sole                    Sole
WACHOVIA US TREASURY MMKT            MF          929901833          25        25,000      Sole                    Sole
WAL-MART STORES                      COM         931142103       6,033       104,823      Sole                    Sole
WASATCH SMALL CAP GROWTH FD          MF          936772102       1,627        47,857      Sole                    Sole
WINTRUST FINANCIAL CORP              COM         97650W108       1,691        55,300      Sole                    Sole
WISCONSIN ENERGY CORP                COM         976657106         238        10,565      Sole                    Sole
WOLVERINE TUBE INC                   COM         978093102         284        25,000      Sole                    Sole
WORLDCOM INC                         COM         98157D106       1,989       141,231      Sole                    Sole
XCEL ENERGY, INC                     COM         98389b100       8,486       305,911      Sole                    Sole
ZIMMER HOLDINGS                      COM         98956p102         362        11,858      Sole                    Sole
                                                               494,968